Income Tax	6 Months Ended
Dec. 31, 2020
GOOD WORKS ACQUISITION CORP. [Member]
Income Tax
Note
11—
Income Tax
The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$21,868
Federal net operating loss	4,658

Total deferred tax asset	26,526
Valuation allowance	(26,526)

Deferred tax asset, net of allowance	$—

The income tax provision consists of the following:

December 31, 2020
Federal
Current	$—
Deferred	(26,526)
State
Current	—
Deferred	—

Change in valuation allowance	26,526

Income tax provision	$—

As

of December
31
,
2020
, the Company has $
22,181
of U.S. federal net operating loss carryovers, which do not expire, and no state net operating loss carryovers available to offset future taxable income.
In

assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from June
24
,
2020
(inception) through December
31
,
2020
, the change in the valuation allowance was $
26,526
.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	3.80%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	(24.8)%

Income tax provision	—%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.